Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost by product (audited) (Details) £ in Millions		Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 866,947	£ 1,115,325
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets		£ 2,326
Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Coverage ratio		0.014
Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets		£ 15,399
Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets		£ 208
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Coverage ratio		0.229
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets		£ 4,084
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets		£ 937
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Coverage ratio		0.846
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets		£ 1,396
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets		1,181
Loans to corporate entities [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	[1]	£ 831
Loans to corporate entities [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Coverage ratio		0.002
Loans to corporate entities [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets		£ 80,835
Loans to corporate entities [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets		£ 175
Loans to corporate entities [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Coverage ratio		0.028
Loans to corporate entities [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets		£ 11,377
Loans to corporate entities [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets		£ 323
Loans to corporate entities [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Coverage ratio	[1]	0.286
Loans to corporate entities [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	[1]	£ 1,165
Loans to corporate entities [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	[1]	333
Financial assets at amortised cost [member] | Loans and advances [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 136,959
Coverage ratio		0.027
Financial assets at amortised cost [member] | Loans and advances [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 140,802
Financial assets at amortised cost [member] | Loans and advances [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		3,843
Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 122,100
Coverage ratio		0.004
Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 122,589
Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		489
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 12,769
Coverage ratio		0.089
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 14,024
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		1,255
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 2,090
Coverage ratio		0.501
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 4,189
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		2,099
Financial assets at amortised cost [member] | Home loans [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 13,160
Coverage ratio		0.028
Financial assets at amortised cost [member] | Home loans [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 13,540
Financial assets at amortised cost [member] | Home loans [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		380
Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 11,460
Coverage ratio		0.002
Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 11,486
Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		26
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 813
Coverage ratio		0.055
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 860
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		47
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 887
Coverage ratio		0.257
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 1,194
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		307
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 33,791
Coverage ratio		0.076
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 36,552
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		2,761
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 29,192
Coverage ratio		0.012
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 29,548
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		356
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 3,954
Coverage ratio		0.197
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 4,926
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		972
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 645
Coverage ratio		0.69
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 2,078
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		1,433
Financial assets at amortised cost [member] | Loans to corporate entities [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 90,008
Coverage ratio		0.008
Financial assets at amortised cost [member] | Loans to corporate entities [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 90,710
Financial assets at amortised cost [member] | Loans to corporate entities [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		702
Financial assets at amortised cost [member] | Loans to corporate entities [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 81,448
Coverage ratio		0.001
Financial assets at amortised cost [member] | Loans to corporate entities [member] | Stage 1 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 81,555
Financial assets at amortised cost [member] | Loans to corporate entities [member] | Stage 1 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		107
Financial assets at amortised cost [member] | Loans to corporate entities [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 8,002
Coverage ratio		0.029
Financial assets at amortised cost [member] | Loans to corporate entities [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 8,238
Financial assets at amortised cost [member] | Loans to corporate entities [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		236
Financial assets at amortised cost [member] | Loans to corporate entities [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 558
Coverage ratio		0.391
Financial assets at amortised cost [member] | Loans to corporate entities [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 917
Financial assets at amortised cost [member] | Loans to corporate entities [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		359
Not past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 11,587
Coverage ratio		0.075
Not past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 12,524
Not past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		937
Not past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 634
Coverage ratio		0.044
Not past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 663
Not past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		29
Not past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 3,687
Coverage ratio		0.158
Not past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 4,381
Not past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		694
Not past due [member] | Financial assets at amortised cost [member] | Loans to corporate entities [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 7,266
Coverage ratio		0.029
Not past due [member] | Financial assets at amortised cost [member] | Loans to corporate entities [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 7,480
Not past due [member] | Financial assets at amortised cost [member] | Loans to corporate entities [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		214
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 532
Coverage ratio		0.206
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 670
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		138
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 41
Coverage ratio		0.18
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 50
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		9
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 187
Coverage ratio		0.387
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 305
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		118
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans to corporate entities [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 304
Coverage ratio		0.035
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans to corporate entities [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 315
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans to corporate entities [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		11
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 650
Coverage ratio		0.217
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 830
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		180
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 138
Coverage ratio		0.061
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 147
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		9
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 80
Coverage ratio		0.667
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 240
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		160
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans to corporate entities [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 432
Coverage ratio		0.025
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans to corporate entities [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 443
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans to corporate entities [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets		£ 11

[1]

Material corporate loan defaults are individually assessed across different recovery strategies which are impacted by the macroeconomic variables. As a result, only the baseline scenario is shown together with the weighted estimate which reflects alternative recovery paths.